Stockholders' Deficiency (Details Narrative) (10Q) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2017	Apr. 05, 2017	Feb. 14, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017
Number of common stock issued						331,335			14,063
Warrant term						5 years
Warrants to purchase common stock				341,335		341,335			6,250
Exercise price per share				$ 4.00		$ 4.00			$ 4.00
Gross proceeds from warrants						$ 994,000
Fair value of warrant						553,295
Warrant modification charge						$ 4,500		$ 96,634	$ 229,288
Weighted average estimated fair value of the warrants granted				$ 1.47	$ 1.02	$ 1.61	$ 1.76
Stock based compensation expenses						$ 2,283,111	$ 1,355,327	$ 2,536,785	$ 1,954,736
Warrants [Member]
Warrant term		5 years
Warrants to purchase common stock		20,000
Exercise price per share		$ 4.50
Fair value of warrant		$ 30,440
Warrant Modification and Exercise [Member]
Warrants to purchase common stock										50,000
Gross proceeds from warrants						175,000
Stock Warrants [Member]
Stock based compensation expenses				$ 30,440		$ 71,203
Stock Options [Member]
Warrants to purchase common stock	850,000		1,219,450
Exercise price per share	$ 3.35		$ 5.70
Stock options modification value			$ 430,394
Stock option term			10 years
Number of option to purchase shares	283,336
Option grant date fair value	$ 2,391,900
Tranches [Member] | Warrant Modification and Exercise [Member]
Warrants to purchase common stock										35,000
One Year Anniversary [Member] | Stock Options [Member]
Number of option to purchase shares	283,334
Two Year Anniversary [Member] | Stock Options [Member]
Number of option to purchase shares	283,330
Minimum [Member] | Warrant Modification and Exercise [Member]
Exercise price per share										$ 3.50
Minimum [Member] | Stock Options [Member]
Exercise price per share			$ 4.70
Maximum [Member] | Warrant Modification and Exercise [Member]
Exercise price per share										$ 30.00
Maximum [Member] | Stock Options [Member]
Exercise price per share			$ 30.00
Warrant And Option Valuation [Member] | Minimum [Member]
Estimated forfeitures related to option grants at an annual rate						0.00%		0.00%	0.00%
Warrant And Option Valuation [Member] | Maximum [Member]
Estimated forfeitures related to option grants at an annual rate						5.00%		5.00%	5.00%